Flight equipment held for sale (Details) $ in Thousands	3 Months Ended
	Jun. 30, 2018 aircraft	Mar. 31, 2018 aircraft	Dec. 31, 2018 USD ($) aircraft	Dec. 31, 2017 USD ($) aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale				18
Net book value of flight equipment held for sale | $			$ 184,129	$ 630,789
Number of aircraft sold	5	12
Number of aircraft held reclassified to operating lease		1
Flight Equipment Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale			7
Net book value of flight equipment held for sale | $			$ 184,100
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft | $			$ 27,000